Common Stock (Details) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2001		Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2005		Dec. 31, 2003		Mar. 27, 2014	Dec. 31, 2011
Class of Stock [Line Items]
Stock Options exercised, Shares issued (in shares)					0		(225,000)
Balance at December 31, 2013, Par Value (in dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Issuance of stock, Par Value (in dollars per share)			$ 0.0001	[1]
Stock Options exercised, Par Value (in dollars per share)			$ 0.0001	[2]
Stock warrants exercised, Par Value (in dollars per share)			$ 0.0001	[2]
Balance at December 31, 2013, Price Per Share (in dollars per share)			Various
Issuance of stock, Price Per Share (in dollars per share)			Various	[1]
Stock Options exercised, Price Per Share (in dollars per share)			$ 0.55	[2]
Stock warrants exercised, Price Per Share (in dollars per share)			$ 1.77	[2]
Balance at December 31, 2013, Gross Proceeds (in dollars)			$ 53,694,771
Issuance of stock, Gross Proceeds (in dollars)			0	[1]
Stock Options exercised, Gross Proceeds (in dollars)			13,750	[2]
Stock warrants exercised, Gross Proceeds (in dollars)			0	[2]
Balance at September 30, 2014, Gross Proceeds (in dollars)			53,708,521		53,694,771
Balance at December 31, 2013, Value of Services Obtained (in dollars)			829,132
Issuance of stock, Value of Services Obtained (in dollars)			685,451	[1]
Stock Options exercised, Value of Services Obtained (in dollars)			0	[2]
Stock warrants exercised, Value of Services Obtained (in dollars)			0	[2]
Balance at September 30, 2014, Value of Services Obtained (in dollars)			1,294,674		829,132
Balance	0		(3,011,025)		(7,903,831)		(4,503,782)		(2,197,353)		(34,125)		704,686		810,667		(381,149)		(79,015)
Issuance of stock for services	376,875		685,541		299,994				30,006		30,006		6,251				66,000		20,000
Stock Options exercised, Par Value (in dollars)			19,265
Stock warrants exercised			0												250
Balance	(37,524)		(12,902,900)		(3,011,025)		(7,903,831)		(6,437,943)		(2,197,353)		(34,125)		704,686		(787,867)		(201,856)
Balance at December 31, 2013, Additional Paid in Capital (in dollars)			54,517,358	[3]
Issuance of stock, Additional Paid in Capital (in dollars)			685,460	[3]
Stock Options exercised, Additional Paid in Capital (in dollars)			13,748	[3]
Stock warrants exercised, Additional Paid in Capital (in dollars)			(1)	[3]
Balance at September 30, 2014, Additional Paid in Capital (in dollars)			55,216,565	[3]	54,517,358	[3]
Shares Issued					65,442,735		31,879,247
Par Value (in dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Price Per Share (in dollars per share)																					$ 0.55
Gross Proceeds			2,000,000		53,694,771		37,467,400
Value Of Services Obtained					829,132		529,138
Begining Balance, Par Value (in dollars)			6,545		3,188
Additional Paid in Capital					54,517,358		37,993,350	[3]
Ending Balance, Par Value (in dollars)			6,629		6,545		3,188
Debt Issuance Cost In 2005 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							82,500
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.800
Gross Proceeds							0
Value Of Services Obtained							66,000
Begining Balance, Par Value (in dollars)							83
Additional Paid in Capital							65,917	[3]
Debt Converted For Stock In 2007 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							169,322
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.800
Gross Proceeds							135,458
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							169
Additional Paid in Capital							135,288	[3]
Debt Converted For Stock In 2009 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							45,042
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							67,562
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							45
Additional Paid in Capital							67,517	[3]
Debt Converted For Stock In 2011 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							6,842,120
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							10,263,180
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							684
Additional Paid in Capital							10,262,496	[3]
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	0	[4]	65,442,735	[4]	31,879,247	[4]			15,079,040	[4]	13,190,660	[4]	11,049,822	[4]	8,827,500	[4]	4,520,000	[4]	3,380,000	[4]		27,061,498	[4]
Issuance of stock, Shares issued (in shares)	2,010,000	[4]	812,348	[1]	581,247	[4]			20,004	[4]	20,000	[4]	4,167	[4]			82,500	[4]	40,000	[4]
Stock Options exercised, Shares issued (in shares)			25,000	[2]
Stock warrants exercised, Shares issued (in shares)			8,517	[2]											25,000	[4]
Balance (in shares)	2,330,000	[4]	66,288,600		65,442,735	[4]			18,652,378	[4]	15,079,040	[4]	13,190,660	[4]	11,049,822	[4]	5,636,500	[4]	3,970,000	[4]		27,061,498	[4]
Balance	0	[4]	6,545	[4]	3,188	[4]			15,079	[4]	13,191	[4]	11,050	[4]	8,828	[4]	4,520	[4]	3,380	[4]		2,706	[4]
Issuance of stock for services	2,010	[4]	81	[1]	58	[4]			20	[4]	20	[4]	4	[4]			83	[4]	40	[4]
Stock Options exercised, Par Value (in dollars)			2	[2]
Stock warrants exercised			1	[2]											25	[4]
Balance	2,330	[4]	6,629		6,545	[4]			18,652	[4]	15,079	[4]	13,191	[4]	11,050	[4]	5,637	[4]	3,970	[4]		2,706	[4]
July 13, 2001 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0
Shares Issued							0
Par Value (in dollars per share)							$ 0
Price Per Share (in dollars per share)							$ 0
Gross Proceeds							0
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							0
Additional Paid in Capital							0	[3]
Stock Issuance In 2001 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							2,010,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.188
Gross Proceeds							0
Value Of Services Obtained							376,875
Begining Balance, Par Value (in dollars)							2,010
Additional Paid in Capital							374,865	[3]
Stock Issuance In 2001 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							300,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.167
Gross Proceeds							50,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							300
Additional Paid in Capital							49,700	[3]
Stock Issuance In 2001 Three [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							20,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							10,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							20
Additional Paid in Capital							9,980	[3]
Stock Issuance In 2002 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							500,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.200
Gross Proceeds							100,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							500
Additional Paid in Capital							99,500	[3]
Stock Issuance In 2002 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							550,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							275,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							550
Additional Paid in Capital							274,450	[3]
Stock Issuance In 2003 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							40,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							0
Value Of Services Obtained							20,000
Begining Balance, Par Value (in dollars)							40
Additional Paid in Capital							19,960	[3]
Stock Issuance In 2003 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							550,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							275,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							550
Additional Paid in Capital							274,450	[3]
Stock Issuance In 2004 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							550,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							275,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							550
Additional Paid in Capital							274,450	[3]
Stock Issuance In 2005 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							1,034,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							517,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							1,034
Additional Paid in Capital							515,966	[3]
Stock Issuance In 2006 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							66,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.500
Gross Proceeds							33,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							66
Additional Paid in Capital							32,934	[3]
Stock Issuance In 2006 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							1,125,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.800
Gross Proceeds							900,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							1,125
Additional Paid in Capital							898,875	[3]
Stock Issuance In 2006 Three [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							2,000,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.00
Gross Proceeds							2,000,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							2,000
Additional Paid in Capital							1,998,000	[3]
Stock Issuance In 2007 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							31,250
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.800
Gross Proceeds							25,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							31
Additional Paid in Capital							24,969	[3]
Stock Warrants Exercised In 2007 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							25,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 0.01
Gross Proceeds							250
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							25
Additional Paid in Capital							225	[3]
Stock Issuance In 2007 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							1,996,750
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.25
Gross Proceeds							2,495,938
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							1,997
Additional Paid in Capital							2,493,941	[3]
Stock Issuance In 2008 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							25,000
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.25
Gross Proceeds							31,250
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							25
Additional Paid in Capital							31,225	[3]
Stock Issuance In 2008 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							4,167
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							0
Value Of Services Obtained							6,251
Begining Balance, Par Value (in dollars)							4
Additional Paid in Capital							6,247	[3]
Stock Warrants Exercised In 2008 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							2,111,671
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							3,167,507
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							2,112
Additional Paid in Capital							3,165,395	[3]
Stock Issuance In 2009 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							20,004
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							0
Value Of Services Obtained							30,006
Begining Balance, Par Value (in dollars)							20
Additional Paid in Capital							29,986	[3]
Stock Warrants Exercised In 2009 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							1,823,334
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							2,735,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							1,823
Additional Paid in Capital							2,733,177	[3]
Stock Issuance In 2010 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							20,004
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							0
Value Of Services Obtained							30,006
Begining Balance, Par Value (in dollars)							20
Additional Paid in Capital							29,986	[3]
Stock Warrants Exercised In 2010 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.001
Shares Issued							3,553,334
Par Value (in dollars per share)							$ 0.001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							5,330,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							3,553
Additional Paid in Capital							5,326,448	[3]
Stock Issuance In 2011 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							1,187,000
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							1,780,500
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							(16,668)
Additional Paid in Capital							1,797,168	[3]
Stock Issuance In 2011 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							380,000
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 2.00
Gross Proceeds							760,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							38
Additional Paid in Capital							759,962	[3]
Balance At 1, Jan 2012 [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001
Shares Issued					31,879,247
Par Value (in dollars per share)					$ 0.0001
Gross Proceeds					37,467,400
Value Of Services Obtained					529,138
Begining Balance, Par Value (in dollars)					3,188
Additional Paid in Capital					37,993,350
Stock Options Exercised In 2012 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							100,000
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 1.25
Gross Proceeds							125,000
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							10
Additional Paid in Capital							124,990	[3]
Stock Options Exercised In 2012 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							140,003
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 1.50
Gross Proceeds							210,005
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							14
Additional Paid in Capital							209,991	[3]
Stock Options Exercised In 2012 Three [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							8,750
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 2.00
Gross Proceeds							17,500
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							1
Additional Paid in Capital							17,499	[3]
Stock Warrants Exercised In 2012 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)							$ 0.0001
Shares Issued							26,625
Par Value (in dollars per share)							$ 0.0001
Price Per Share (in dollars per share)							$ 2.00
Gross Proceeds							53,250
Value Of Services Obtained							0
Begining Balance, Par Value (in dollars)							3
Additional Paid in Capital							53,247	[3]
Issuance Of Stock In 2012 One [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001	[5]
Shares Issued					21,164,846	[5]
Par Value (in dollars per share)					$ 0.0001	[5]
Price Per Share (in dollars per share)					$ 0.50	[5]
Gross Proceeds					10,582,423	[5]
Value Of Services Obtained					0	[5]
Begining Balance, Par Value (in dollars)					2,116	[5]
Additional Paid in Capital					10,580,307	[5]
Issuance Of Stock In 2012 Two [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001	[6]	$ 0.0001	[7]
Shares Issued					575,000	[6]	2,000,000	[7]
Par Value (in dollars per share)					$ 0.0001	[6]	$ 0.0001	[7]
Price Per Share (in dollars per share)					$ 0.50	[6]	$ 0.50	[7]
Gross Proceeds					0	[6]	1,000,000	[7]
Value Of Services Obtained					287,500	[6]	0	[7]
Begining Balance, Par Value (in dollars)					57	[6]	200	[7]
Additional Paid in Capital					287,443	[6]	999,800	[3],[7]
Ending Balance, Par Value (in dollars)							57	[6]
Issuance Of Stock In 2012 Three [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001	[6]	$ 0.0001	[7]
Shares Issued					6,247	[6]	2,417,500	[7]
Par Value (in dollars per share)					$ 0.0001	[6]	$ 0.0001	[7]
Price Per Share (in dollars per share)					$ 2.00	[6]	$ 2.00	[7]
Gross Proceeds					0	[6]	4,835,000	[7]
Value Of Services Obtained					12,494	[6]	0	[7]
Begining Balance, Par Value (in dollars)					1	[6]	242	[7]
Additional Paid in Capital					12,493	[6]	4,834,758	[3],[7]
Ending Balance, Par Value (in dollars)							1	[6]
Issuance Of Stock In 2012 Four [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001	[8]
Shares Issued					527,500	[8]	124,871	[9]
Par Value (in dollars per share)					$ 0.0001	[8]
Gross Proceeds					0	[8]	0	[9]
Value Of Services Obtained					0	[8]	0	[9]
Begining Balance, Par Value (in dollars)					53	[8]	12	[9]
Additional Paid in Capital					(53)	[8]	(12)	[3],[9]
Ending Balance, Par Value (in dollars)							53	[8]
Issuance Of Stock In 2012 Five [Member]
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)					$ 0.0001	[10]
Shares Issued					11,289,895	[10]
Par Value (in dollars per share)					$ 0.0001	[10]
Price Per Share (in dollars per share)					$ 0.50	[10]
Gross Proceeds					5,644,948	[10]
Value Of Services Obtained					0	[10]
Begining Balance, Par Value (in dollars)					1,130	[10]
Additional Paid in Capital					$ 5,643,818	[10]

[1]	Shares issued for services performed and does not contain an anti-dilution provision
[2]	Shares issued for exercised stock options and does not contain an anti-dilution provision
[3]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[4]	Prior to September 2, 2011, the Company's Par Value was $.001.
[5]	Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.
[6]	Shares issued for services performed.
[7]	Issuance includes stock warrants.
[8]	Shares issued under anti-dilution provision.
[9]	Refer to Note 8 for details relating to shares issued as compensation to placement agent.
[10]	Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.